Exhibit 99.1

Nissan Auto Receivables 2016-A Owner Trust

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

5 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, NY 10036

Re:	Nissan Auto Receivables 2016-A Owner Trust
Asset-Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts and installment loans that are secured by new, near new and used automobiles and light-duty trucks (the “Receivables”) relating to the Nissan Auto Receivables 2016-A Owner Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Population.xls” (the “Statistical Receivables Listing”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Account Numbers”) corresponding to certain motor vehicle retail installment contracts and installment loans (the “Statistical Receivables”) that are expected to be representative of the Receivables,
ii.	Labeled “BANKFILE1_P602_comb_D122115.txt” and the corresponding record layout and decode information (the “Preliminary Statistical Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 November 2015 (the “Statistical Cut-off Date”) on the Statistical Receivables and
iii.	Labeled “AUTO DECISIONED TABLE-16A.xlsx” (the “Auto Decision Data File,” together with the Statistical Receivables Listing and Preliminary Statistical Data File, the “Provided Statistical Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information related to the approval type characteristic for the Statistical Receivables on the Preliminary Statistical Data File,
b.	Imaged copies of:
i.	The motor vehicle retail installment sales contract and correction notice (collectively, the “Contract”),
ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”) and
iii.	The certificate of title or other related documents (collectively, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)
relating to the Sample Receivables (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Statistical Data File (as defined in Attachment A) that are listed on Exhibit 2 to Attachment A and
d.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures included in Attachment A were limited to comparing or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Statistical Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Statistical Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 January 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Statistical Receivables from the Statistical Receivables Listing (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Statistical Receivables Listing.

2.	For each motor vehicle retail installment contract and installment loan on the Statistical Receivables Listing and Preliminary Statistical Data File, we compared the Account Number, as shown on the Statistical Receivables Listing, to the corresponding Account Number, as shown on the Preliminary Statistical Data File, and noted that:
a.	All of the Statistical Receivables included on the Statistical Receivables Listing were included on the Preliminary Statistical Data File and
b.	No motor vehicle retail installment contracts and installment loans other than the Statistical Receivables were included on the Statistical Receivables Listing or Preliminary Statistical Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, for each Statistical Receivable on the Preliminary Statistical Data File, we appended the Preliminary Statistical Data File with the corresponding approval type information on the Auto Decision Data File. The Preliminary Statistical Data File, as appended, is hereinafter referred to as the “Statistical Data File.”

4.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed that the Sponsor or Infiniti Financial Services (“IFS”) was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Receivable to the Sponsor or IFS on the Title.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number

1	XXXXXXXX025330001
2	XXXXXXXX098720001
3	XXXXXXXX500310001
4	XXXXXXXX622500001
5	XXXXXXXX854290001
6	XXXXXXXX021710001
7	XXXXXXXX154510001
8	XXXXXXXX375600001
9	XXXXXXXX404800001
10	XXXXXXXX580530001
11	XXXXXXXX605030001
12	XXXXXXXX856690001
13	XXXXXXXX499690001
14	XXXXXXXX676490001
15	XXXXXXXX421290001
16	XXXXXXXX554940001
17	XXXXXXXX574030001
18	XXXXXXXX425480001
19	XXXXXXXX863880001
20	XXXXXXXX319000001
21	XXXXXXXX438680001
22	XXXXXXXX521580001
23	XXXXXXXX555220001
24	XXXXXXXX847980001
25	XXXXXXXX227380001
26	XXXXXXXX415380001
27	XXXXXXXX686480001
28	XXXXXXXX212580001
29	XXXXXXXX937980001
30	XXXXXXXX715380001
31	XXXXXXXX052000001
32	XXXXXXXX081030001
33	XXXXXXXX336110001
34	XXXXXXXX131800001
35	XXXXXXXX631990001
36	XXXXXXXX762800001
37	XXXXXXXX261560001

Sample Receivable Number	Account Number

38	XXXXXXXX413700001
39	XXXXXXXX498340001
40	XXXXXXXX759410001
41	XXXXXXXX617960001
42	XXXXXXXX063980001
43	XXXXXXXX105410001
44	XXXXXXXX443460001
45	XXXXXXXX133590001
46	XXXXXXXX355990001
47	XXXXXXXX008390001
48	XXXXXXXX487010001
49	XXXXXXXX156890001
50	XXXXXXXX969480001
51	XXXXXXXX981310001
52	XXXXXXXX093000001
53	XXXXXXXX136610001
54	XXXXXXXX666680001
55	XXXXXXXX513980001
56	XXXXXXXX713990001
57	XXXXXXXX415910001
58	XXXXXXXX570480001
59	XXXXXXXX127480001
60	XXXXXXXX243280001
61	XXXXXXXX897020001
62	XXXXXXXX069370001
63	XXXXXXXX094230001
64	XXXXXXXX101050001
65	XXXXXXXX235190001
66	XXXXXXXX830920001
67	XXXXXXXX136040001
68	XXXXXXXX441590001
69	XXXXXXXX568240001
70	XXXXXXXX477010001
71	XXXXXXXX798870001
72	XXXXXXXX560940001
73	XXXXXXXX764090001
74	XXXXXXXX356390001

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number

75	XXXXXXXX434890001
76	XXXXXXXX427870001
77	XXXXXXXX554760001
78	XXXXXXXX644180001
79	XXXXXXXX774890001
80	XXXXXXXX897000001
81	XXXXXXXX519480001
82	XXXXXXXX063550001
83	XXXXXXXX691970001
84	XXXXXXXX979020001
85	XXXXXXXX490610001
86	XXXXXXXX078350001
87	XXXXXXXX504380001
88	XXXXXXXX581880001
89	XXXXXXXX428010001
90	XXXXXXXX673440001
91	XXXXXXXX751420001
92	XXXXXXXX618840001
93	XXXXXXXX486470001
94	XXXXXXXX916750001
95	XXXXXXXX047900001
96	XXXXXXXX718020001
97	XXXXXXXX990760001
98	XXXXXXXX113020001
99	XXXXXXXX471210001
100	XXXXXXXX673660001

Sample Receivable Number	Account Number

101	XXXXXXXX141330001
102	XXXXXXXX685940001
103	XXXXXXXX744830001
104	XXXXXXXX036900001
105	XXXXXXXX289220001
106	XXXXXXXX563970001
107	XXXXXXXX763900001
108	XXXXXXXX866790001
109	XXXXXXXX870470001
110	XXXXXXXX098910001
111	XXXXXXXX291750001
112	XXXXXXXX535340001
113	XXXXXXXX583070001
114	XXXXXXXX927930001
115	XXXXXXXX781400001
116	XXXXXXXX044860001
117	XXXXXXXX505850001
118	XXXXXXXX571560001
119	XXXXXXXX682470001
120	XXXXXXXX723170001
121	XXXXXXXX879930001
122	XXXXXXXX959530001
123	XXXXXXXX015620001
124	XXXXXXXX017910001
125	XXXXXXXX155710001

Note:

To protect the personal information of the borrowers, all Account Numbers in this report only display the last 9 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Account number	System Screen Shots	i.

Origination date	Contract and System Screen Shots

Model	Contract and System Screen Shots

Original principal balance	Contract and System Screen Shots

Annual percentage rate	Contract and System Screen Shots

Monthly payment amount	Contract and System Screen Shots	ii.

Number of scheduled payments	Contract and System Screen Shots

Customer state	Contract or System Screen Shots	iii., iv.

Electronic contract (Y/N)	Contract

VIN	Contract, System Screen Shots and Title

Model year	Contract, System Screen Shots and Title

Next payment due date	System Screen Shots	v.

Current principal balance	System Screen Shots	v.

Maturity date	System Screen Shots

FICO score	System Screen Shots

Approval type	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the monthly payment amount Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.	For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable number 39), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iv.	For the purpose of comparing the customer state Sample Characteristic for Sample Receivable number 39, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

v.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-off Date. For the purpose of comparing the next payment due date and current principal balance Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-off Date.